Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 CNY
Legal and professional fees	$ 322	2,045	2,438
Accrued staff related costs	279	1,771	12,109
Other accruals	1,565	9,943	8,046
Accrued expenses and other liabilities	$ 2,166	13,759	22,593